UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05549

Reynolds Funds, Inc.
(Exact name of registrant as specified in charter)

c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Frederick L. Reynolds
Reynolds Capital Management, LLC
125 East Harmon Avenue #102
Las Vegas, Nevada 89109
(Name and address of agent for service)

1-800-773-9665
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2020

Date of reporting period:  March 31, 2020

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT
March 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.reynoldsfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-800-773-9665 or by sending an email request to freynolds@reynoldsfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-773-9665 or send an email request to freynolds@reynoldsfunds.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

A No-Load Mutual Fund

1-800-773-9665
www.reynoldsfunds.com

SHAREHOLDER LETTER
(Unaudited)

May 27, 2020
Dear Fellow Shareholders:

Reynolds Blue Chip Growth Fund’s 31st Anniversary
The Reynolds Blue Chip Growth Fund (the “Fund” or “Blue Chip Fund”) celebrated its 31st anniversary this past summer. It began operations on August 12, 1988.

Performance Highlights (March 31, 2020)(1)
The annualized average total returns of the Blue Chip Fund and S&P 500® Index for the 1-year, 5-year, and 10-year periods through March 31, 2020 were:

	Average Annual Total Returns
	1 Year	5 Year	10 Year
Reynolds Blue Chip Growth Fund	-7.26%	3.88%	8.02%
S&P 500® Index(2)	-6.98%	6.73%	10.53%

The Reynolds Blue Chip Growth Fund’s return was -14.64% and the S&P 500® Index’s return was -19.60% in the three months ended March 31, 2020.

(1)
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by visiting www.reynoldsfunds.com or by calling 1-800-773-9665.

(2)
The S&P 500® Index (“S&P”) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange (“NYSE”). Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. It is not possible to invest directly in an index.

____________

As stated in the Prospectus dated January 31, 2020 the gross expense ratio of the Fund is 2.03% and net expense ratio of the Fund is 2.01% including acquired fund fees and expenses.  Reynolds Capital Management, LLC (the “Adviser”) has contractually agreed to waive management fees and/or reimburse expenses (excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, acquired fund fees and expenses, if any, and extraordinary items) to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 2.00%.
____________
Web Site
Our website is www.reynoldsfunds.com. On our website, you can access current information about your investment holdings. You must first request a personal identification number (“PIN”) by calling our shareholder service representatives at 1-800-773-9665. You will be able to view your account list, account detail (including balances), transaction history, distributions, and the current Blue Chip Fund net asset value. Additional information available (PIN not needed) includes the top ten holdings, industry percentages, and quarterly updates of the returns of the Blue Chip Fund.

The Coronavirus
Near term global economic growth has been weak due to the coronavirus. Much knowledge has been gained and much progress has been made in the last few months regarding this virus. For example: (1) medical supplies have substantially increased, (2) shelter in place has slowed the spread of the virus, (3) testing has been substantially increased, (4) much has been learned about treatment, (5) the curve has been flattening, and (6) there have been some preliminary break throughs regarding antibodies and vaccines. Monetary and fiscal stimulus is very strong to counter the economic effects of this virus. The economy should begin to pick up in the next few months as the economy starts to re-open.

The U.S. Economy
The U.S. economic recovery that started in mid-2009 ended in the first quarter of 2020 due to effects caused by the coronavirus. U.S. Gross Domestic Product (“GDP”) increased 2.3% in 2019, 2.9% in 2018, and 2.5% in 2017. GDP decreased at an inflation-adjusted annual rate of -4.8% in the quarter ended March 31, 2020. GDP is forecasted to decrease -4.6% for the year ended December 31, 2020 and to increase 1.2% in 2021. The unemployment rate was 3.7% in 2019, 3.9% in 2018, and 6.2% in 2017. Unemployment was 3.8% in the quarter ended March 31, 2020. Unemployment is estimated to average 10.4% in 2020 and 6.6% in 2021.

 Inflation, as measured by the Consumer Price Index, increased 1.8% in 2019, 2.4% in 2018, and 1.6% in 2017.  U.S. inflation increased 2.1% in the quarter ended March 31, 2020. Inflation is estimated to increase 0.7% for the year ended December 31, 2020 and to increase 1.5% for the year ended December 31, 2021.

Opportunistic Investing in Companies of Various Sizes and Diversified Among Various Industries
The Blue Chip Fund usually invests in companies of various sizes as classified by their market capitalizations. A company’s market capitalization is calculated by taking the number of shares the company has outstanding multiplied by its current market price. Other considerations in selecting companies for the Fund include revenue growth rates, product innovations, financial strength, management’s knowledge and experience, plus the overall economic and geopolitical environments and interest rates. The Fund’s investments are diversified among various industries.

The long-term strategy of the Blue Chip Fund is to emphasize investment in worldwide “Blue Chip” growth companies. These companies are defined as companies with a minimum market capitalization of U.S. $1 billion. In the long-term, these companies build value as their earnings grow. This growth in value should ultimately be recognized in higher stock prices for these companies.

Sector Breakdown(1)(2)(3) as of March 31, 2020

(1)
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

(2)
For presentation purposes within the Fund’s shareholder letter, the Fund has grouped the industry categories by sector.  For purposes of categorizing securities for compliance with section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications for financial reporting within its Schedule of Investments.

(3)	Percentages are based on net assets.

Low Long-Term Interest Rates are a Positive for Stock Valuations

Long-term U.S. interest rates are at lower than normal levels. Low long-term interest rates usually result in higher stock valuations for many reasons including:

(1)	Long-term borrowing costs of corporations are lower resulting in higher business confidence.

(2)	Long-term borrowing costs of individuals are lower which usually increases consumer confidence.

(3)	A company’s stock is usually valued by placing a present value on that company’s future stream of earnings and dividends. The present value is higher when interest and inflation rates are low.

Linked Money Market Fund

The First American Treasury Obligations Fund is a money market fund offered by an affiliate of our transfer agent, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services. The First American Treasury Obligations Fund is offered as a money market alternative to our shareholders. The First American Treasury Obligations Fund offers many free shareholder conveniences including automatic investment and withdrawal plans and check writing access to your funds and is linked to your holdings in the Blue Chip Fund. The First American Treasury Obligations Fund is also included on your quarterly statements. Information about the Blue Chip Fund and the First American Treasury Obligations Fund are available on our website – www.reynoldsfunds.com.

For automatic current daily net asset values: Call 1-800-773-9665 (1-800-7REYNOLDS) twenty-four hours a day, seven days a week and press “any key” then “1”. The updated current net asset value for the Blue Chip Fund is usually available each business day after 5 P.M. (PST).

For the Blue Chip Fund shareholders to automatically access their current account information: Call 1-800-773-9665 (twenty-four hours a day, seven days a week), press “any key” then “2” and enter your 16 digit account number which appears at the top right of your statement.

To speak to a Fund representative regarding the current daily net asset value, current account information and any other questions: Call 1-800-773-9665 and press “0” from 6 A.M. to 5 P.M. (PST).

Shareholder statement frequency: Consolidated statements summarizing the Blue Chip Fund and First American Treasury Obligations Fund accounts held by a shareholder are sent quarterly. In addition, individual Blue Chip Fund statements are sent whenever a transaction occurs. These transactions are: (1) statements sent for the Blue Chip Fund or First American Treasury Obligations Fund when a shareholder purchases or redeems shares; (2) Blue Chip Fund statements sent if, and when, any ordinary income or capital gains are distributed.

Tax reporting: Individual 1099 forms, which summarize any dividend income and any long- or short-term capital gains, are sent annually to shareholders each January. The percentage of income earned from various government securities, if any, for the Blue Chip Fund and the First American Treasury Obligations Fund are also reported in January.

Minimum investment: $1,000 for regular and retirement accounts ($100 for additional investments for all accounts – except for the Automatic Investment Plan, which is $50 for regular and retirement plan accounts).

Retirement plans: All types are offered including Traditional IRA, Roth IRA, Coverdell Education Savings Account, SIMPLE IRA Plan, and SEP IRA.

Automatic Investment Plan: There is no charge to automatically debit your checking account to invest in the Blue Chip Fund or the First American Treasury Obligations Fund ($50 minimum for either of these Funds) at periodic intervals to make automatic purchases in either of these Funds. This is useful for dollar cost averaging for the Blue Chip Fund.

Systematic Withdrawal Plan: For shareholders with a $10,000 minimum starting balance, there is no charge to automatically redeem shares ($100 minimum) in the Blue Chip Fund or the First American Treasury Obligations Fund as often as monthly and send a check to you or transfer funds to your bank account.

Free Check Writing: Free check writing ($100 minimum) is offered for accounts invested in the First American Treasury Obligations Fund.

Exchanges or regular redemptions between the Blue Chip Fund and the First American Treasury Obligations Fund: As often as desired – no charge.

NASDAQ symbols: Reynolds Blue Chip Growth Fund – RBCGX and First American Treasury Obligations Fund – FATXX.

Portfolio Manager: Frederick Reynolds is the portfolio manager of the Blue Chip Fund. He has been the portfolio manager of the Fund since its inception in 1988.

The Blue Chip Fund and the First American Treasury Obligations Fund are No-Load: No front-end sales commissions or deferred sales charges (“loads”) are charged. Some mutual funds impose these marketing charges that are ultimately paid by the shareholder. These marketing charges are either: (1) a front-end fee or “load” in which up to 5% of a shareholder’s assets are deducted from the original investment (some funds even charge a fee when a shareholder reinvests capital gains or dividends); or (2) a back-end penalty fee or “load” which is typically deducted from a shareholder’s account if a shareholder redeems within five years of the original investment. These fees reduce a shareholder’s return. The Blue Chip Fund and the First American Treasury Obligations Fund are No-Load as they do not have these extra charges.

We appreciate your continued confidence in the Reynolds Blue Chip Growth Fund and would like to welcome our new shareholders. We look forward to strong results in the future.

Sincerely,

Frederick L. Reynolds
President

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Reynolds Blue Chip Growth Fund unless accompanied or preceded by the Fund’s current prospectus.

Investors in the Fund may lose money. There are risks associated with investments in the types of securities in which the Fund invests. These risks include:

Market Risk – The prices of the stocks in which the Fund invests may decline for a number of reasons. These reasons include factors that are specific to one or more stocks in which the Fund invests as well as factors that affect the equity securities markets generally. The price declines may be steep, sudden and/or prolonged.

Growth Investing Risk – The investment adviser may be wrong in its assessment of a company’s potential for growth and the growth stocks the Fund holds may not grow as the investment adviser anticipates. Finally, there are periods when investing in growth stocks falls out of favor with investors and these stocks may underperform.

Smaller and Medium Capitalization Companies Risk – The Fund invests in smaller and medium capitalization companies, which involve additional risks such as limited liquidity and greater price volatility.

Foreign Securities Risk – The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and different accounting methods.

Additional risks associated with investing in the Fund are as follows: Technology Companies Risk, Consumer Discretionary Companies Risk, High Portfolio Turnover Risk and Liquidity Risk. For details regarding these risks, please refer to the Fund’s Prospectus or Summary Prospectus dated January 31, 2020.

For additional information about the Directors and Officers or for a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 1-800-773-9665 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities is available on the Fund’s website at www.reynoldsfunds.com and on the website of the Commission no later than August 31 for the prior 12 months ending June 30. The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Fund’s Form N-Q or Part F of Form N-PORT are available on the website of the Commission at www.sec.gov. You can also obtain copies of the Fund’s Form N-Q or Part F of Form N-PORT, after paying a duplicating fee, by sending your request electronically to publicinfo@sec.gov.

Distributed by Rafferty Capital Markets, LLC

Reynolds Blue Chip Growth Fund
EXPENSE EXAMPLE
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, and other fund expenses. The expense example is intended to help a shareholder understand ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees, or exchange fees. Therefore, the Hypothetical Example for Comparison Purposes is useful in comparing ongoing costs only, and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

	Annualized Net	Beginning	Ending	Expenses Paid
	Expense Ratio	Account Value	Account Value	During Period
	3/31/20	10/1/19	3/31/20	10/1/19-3/31/20(1)
Actual Expenses(2)	2.00%	$1,000.00	$ 933.20	$ 9.67
Hypothetical Example for Comparison Purposes
(5% return before expenses)	2.00%	$1,000.00	$1,015.00	$10.08

(1)	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.
(2)	Based on the actual return of -6.68% for the six month-period ended March 31, 2020.

Reynolds Blue Chip Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2020 (Unaudited)

ASSETS:
Investments in securities, at value (cost $40,113,505)	$47,432,153
Cash	231
Receivable from investments sold	1,382,128
Receivable from shareholders for purchases	6,740
Dividends and interest receivable	14,890
Prepaid expenses	21,468
Total assets	48,857,610
LIABILITIES:
Payable for investments purchased	663,183
Payable to adviser for management fees, net	38,486
Payable for distribution expenses	9,889
Other liabilities	74,034
Total liabilities	785,592
NET ASSETS	$48,072,018
NET ASSETS CONSIST OF:
Capital stock, $0.01 par value; 40,000,000 shares authorized; 1,047,809 shares outstanding	$39,728,405
Distributable earnings	8,343,613
Net assets	$48,072,018
CALCULATION OF NET ASSET VALUE PER SHARE:
Net asset value, offering and redemption price per share ($48,072,018 ÷ 1,047,809 shares outstanding)	$45.88

SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.1%

Aerospace & Defense — 0.1%
Lockheed Martin Corp.	100	$33,895
Virgin Galactic Holdings, Inc. (n)	700	10,346
		44,241
Air Freight & Logistics — 0.7%
Expeditors International of Washington, Inc.	1,200	80,064
FedEx Corp.	400	48,504
United Parcel Service, Inc., Class B	2,000	186,840
		315,408
Automobiles — 2.6%
Tesla, Inc. (n)	2,400	1,257,600

Banks — 0.4%
Citigroup, Inc.	1,600	67,392
JPMorgan Chase & Company	1,300	117,039
Synovus Financial Corp.	400	7,024
		191,455
Beverages — 0.6%
Monster Beverage Corp. (n)	1,200	67,512
PepsiCo, Inc.	1,500	180,150
The Coca-Cola Company	900	39,825
		287,487
Biotechnology — 1.8%
AbbVie, Inc.	2,400	182,856
Alnylam Pharmaceuticals, Inc. (n)	900	97,965
BioMarin Pharmaceutical, Inc. (n)	500	42,250
Cleveland BioLabs, Inc. (n)	500	830
CRISPR Therapeutics AG (n)	700	29,687
Gilead Sciences, Inc.	1,100	82,236
Moderna, Inc. (n)	2,200	65,890

The accompanying notes are an integral part of these financial statements.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.1% (Continued)

Biotechnology — 1.8% (Continued)
Regeneron Pharmaceuticals, Inc. (n)	200	$97,658
Sarepta Therapeutics, Inc. (n)	900	88,038
Vertex Pharmaceuticals, Inc. (n)	700	166,565
Vir Biotechnology, Inc. (n)	500	17,135
		871,110
Building Products — 0.1%
Johnson Controls International PLC	1,500	40,440
Trane Technologies PLC	300	24,777
		65,217
Capital Markets — 1.0%
Ameriprise Financial, Inc.	300	30,744
BlackRock, Inc.	100	43,997
E*TRADE Financial Corp.	600	20,592
Morgan Stanley	800	27,200
SEI Investments Company	900	41,706
T. Rowe Price Group, Inc.	1,500	146,475
The Blackstone Group, Inc., Class A	700	31,899
The Charles Schwab Corp.	2,600	87,412
The Goldman Sachs Group, Inc.	400	61,836
		491,861
Chemicals — 0.2%
Dow, Inc.	1,400	40,936
Ecolab, Inc.	200	31,166
		72,102
Commercial Services & Supplies — 0.9%
Copart, Inc. (n)	4,300	294,636
Healthcare Services Group, Inc.	1,400	33,474
Stericycle, Inc. (n)	900	43,722
Waste Connections, Inc.	600	46,500
		418,332
Communications Equipment — 1.4%
Cisco Systems, Inc.	3,000	117,930
Ubiquiti, Inc.	4,000	566,320
		684,250
Diversified Consumer Services — 0.1%
TAL Education Group — ADR (n)	700	37,282

Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B (n)	2,500	457,075

Electronic Equipment,
Instruments & Components — 0.4%
Keysight Technologies, Inc. (n)	200	16,736
Rogers Corp. (n)	200	18,884
TE Connectivity Ltd.	300	18,894
Tech Data Corp. (n)	400	52,340
Zebra Technologies Corp., Class A (n)	400	73,440
		180,294
Entertainment — 2.8%
Electronic Arts, Inc. (n)	300	30,051
NetEase, Inc. — ADR	300	96,288
Netflix, Inc. (n)	2,100	788,550
Roku, Inc. (n)	500	43,740
Take-Two Interactive Software, Inc. (n)	700	83,027
The Walt Disney Company	2,400	231,840
Zynga, Inc., Class A (n)	12,400	84,940
		1,358,436
Food & Staples Retailing — 5.4%
Costco Wholesale Corp.	7,100	2,024,423
Walgreens Boots Alliance, Inc.	1,000	45,750
Walmart, Inc.	4,500	511,290
		2,581,463
Food Products — 0.2%
Beyond Meat, Inc. (n)	500	33,300
Mondelez International, Inc., Class A	900	45,072
The Kraft Heinz Company	1,100	27,214
		105,586
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	1,200	94,692
Becton, Dickinson and Company	300	68,931
Danaher Corp.	900	124,569
DexCom, Inc. (n)	200	53,854
Edwards Lifesciences Corp. (n)	1,500	282,930
Intuitive Surgical, Inc. (n)	400	198,084
ResMed, Inc.	400	58,916
SmileDirectClub, Inc. (n)	2,500	11,675
Varian Medical Systems, Inc. (n)	400	41,064
		934,715
Health Care Providers & Services — 0.8%
Amedisys, Inc. (n)	500	91,770
Centene Corp. (n)	1,946	115,612
Cigna Corp.	243	43,055
CVS Health Corp.	167	9,908
Encompass Health Corp.	600	38,418
Laboratory Corp. of America Holdings (n)	600	75,834
McKesson Corp.	200	27,052
		401,649

The accompanying notes are an integral part of these financial statements.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.1% (Continued)

Health Care Technology — 0.2%
Cerner Corp.	300	$18,897
Teladoc Health, Inc. (n)	600	93,006
		111,903
Hotels, Restaurants & Leisure — 1.4%
Chipotle Mexican Grill, Inc. (n)	400	261,760
Darden Restaurants, Inc. (n)	900	49,014
Luckin Coffee, Inc. — ADR (n)	1,000	27,190
Marriott International, Inc., Class A	1,280	95,757
MGM Resorts International	3,500	41,300
Starbucks Corp.	3,100	203,794
		678,815
Household Durables — 0.3%
Lennar Corp., Class A	900	34,380
Sony Corp. — ADR	2,200	130,196
		164,576
Household Products — 0.2%
Colgate-Palmolive Company	500	33,180
The Clorox Company	200	34,650
The Procter & Gamble Company	200	22,000
		89,830
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	200	26,758

Insurance — 0.4%
eHealth, Inc. (n)	1,300	183,066

Interactive Media & Services — 9.5%
Alphabet, Inc., Class A (n)	1,500	1,742,925
Alphabet, Inc., Class C (n)	1,350	1,569,793
Baidu, Inc. — ADR (n)	4,500	453,555
Facebook, Inc., Class A (n)	3,800	633,840
Pinterest, Inc., Class A (n)	2,100	32,424
Tencent Holdings Ltd. — ADR	1,500	73,635
Yandex N.V., Class A (n)	2,200	74,910
		4,581,082
Internet & Direct Marketing Retail — 15.2%
Alibaba Group Holding Ltd. — ADR (n)	10,500	2,042,040
Amazon.com, Inc. (n)	2,350	4,581,842
Booking Holdings, Inc. (n)	200	269,064
Etsy, Inc. (n)	1,400	53,816
Expedia Group, Inc.	805	45,297
JD.com, Inc. — ADR (n)	4,600	186,300
Stamps.com, Inc. (n)	700	91,056
Trip.com Group Ltd. — ADR (n)	900	21,105
		7,290,520
IT Services — 6.3%
Accenture PLC, Class A	400	65,304
Akamai Technologies, Inc. (n)	1,800	164,682
Automatic Data Processing, Inc.	500	68,340
DXC Technology Company	900	11,745
EPAM Systems, Inc. (n)	800	148,528
Fidelity National Information Services, Inc.	2,893	351,905
Fiserv, Inc. (n)	3,809	361,817
Global Payments, Inc.	1,167	168,316
Mastercard, Inc., Class A	2,400	579,744
Okta, Inc. (n)	400	48,904
Paychex, Inc.	4,000	251,680
PayPal Holdings, Inc. (n)	2,500	239,350
Shopify, Inc., Class A (n)	200	83,386
Square, Inc., Class A (n)	1,200	62,856
VeriSign, Inc. (n)	400	72,036
Visa, Inc., Class A	2,300	370,576
		3,049,169
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.	200	56,720

Machinery — 0.5%
Caterpillar, Inc.	400	46,416
IDEX Corp.	300	41,433
Ingersoll Rand, Inc. (n)	264	6,547
Lincoln Electric Holdings, Inc.	300	20,700
The Toro Company	1,800	117,162
		232,258
Media — 0.2%
Sirius XM Holdings, Inc.	21,000	103,740

Multiline Retail — 1.5%
Dollar General Corp.	1,900	286,919
Dollar Tree, Inc. (n)	500	36,735
Target Corp.	4,400	409,068
		732,722
Oil, Gas & Consumable Fuels — 0.1%
Enbridge, Inc.	1,000	29,090

Personal Products — 0.2%
The Estee Lauder Companies, Inc., Class A	600	95,604

Pharmaceuticals — 1.6%
Allergan PLC	400	70,840
Bristol-Myers Squibb Company	4,000	222,960
Eli Lilly & Company	200	27,744
GW Pharmaceuticals PLC — ADR (n)	1,000	87,570
Johnson & Johnson	700	91,791

The accompanying notes are an integral part of these financial statements.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.1% (Continued)

Pharmaceuticals — 1.6% (Continued)
Merck & Company, Inc.	500	$38,470
Novo Nordisk A/S — ADR	900	54,180
Perrigo Company PLC	500	24,045
Pfizer, Inc.	4,000	130,560
		748,160
Professional Services — 1.1%
Equifax, Inc.	500	59,725
Verisk Analytics, Inc.	3,300	459,954
		519,679
Road & Rail — 0.0%
Lyft, Inc., Class A (n)	600	16,110

Semiconductors & Semiconductor
Equipment — 6.9%
Advanced Micro Devices, Inc. (n)	6,000	272,880
Applied Materials, Inc.	2,100	96,222
ASML Holding N.V.	200	52,328
Cirrus Logic, Inc. (n)	1,100	72,193
Entegris, Inc.	1,400	62,678
KLA Corp.	1,600	229,984
Lam Research Corp.	150	36,000
Lattice Semiconductor Corp. (n)	2,300	40,986
Microchip Technology, Inc.	700	47,460
Micron Technology, Inc. (n)	4,200	176,652
Monolithic Power Systems, Inc.	1,100	184,206
NVIDIA Corp.	3,350	883,060
NXP Semiconductors N.V.	2,700	223,911
QUALCOMM, Inc.	5,800	392,370
Skyworks Solutions, Inc.	1,900	169,822
SunPower Corp. (n)	1,700	8,619
Taiwan Semiconductor Manufacturing
Company Ltd. — ADR	700	33,453
Teradyne, Inc.	1,900	102,923
Texas Instruments, Inc.	2,000	199,860
Xilinx, Inc.	500	38,970
		3,324,577
Software — 14.5%
Adobe, Inc. (n)	800	254,592
ANSYS, Inc. (n)	800	185,976
Autodesk, Inc. (n)	2,000	312,200
Cadence Design Systems, Inc. (n)	1,400	92,456
Check Point Software Technologies Ltd. (n)	1,100	110,594
Citrix Systems, Inc.	1,000	141,550
Coupa Software, Inc. (n)	1,100	153,703
CyberArk Software Ltd. (n)	400	34,224
DocuSign, Inc. (n)	4,100	378,840
Fair Isaac Corp. (n)	100	30,769
Fortinet, Inc. (n)	2,700	273,159
Intuit, Inc.	1,100	253,000
Microsoft Corp.	10,100	1,592,871
Oracle Corp.	1,900	91,827
Palo Alto Networks, Inc. (n)	700	114,772
Paycom Software, Inc. (n)	400	80,804
Proofpoint, Inc. (n)	100	10,259
RingCentral, Inc., Class A (n)	600	127,146
Salesforce.com, Inc. (n)	11,200	1,612,576
ServiceNow, Inc. (n)	400	114,632
Slack Technologies, Inc., Class A (n)	3,700	99,308
Splunk, Inc. (n)	500	63,115
Synopsys, Inc. (n)	200	25,758
VMware, Inc., Class A (n)	5,800	702,380
Workday, Inc., Class A (n)	200	26,044
Zoom Video Communications, Inc., Class A (n)	400	58,448
Zscaler, Inc. (n)	500	30,430
		6,971,433
Specialty Retail — 5.4%
Advance Auto Parts, Inc.	300	27,996
AutoZone, Inc. (n)	250	211,500
Best Buy Company, Inc.	4,800	273,600
Lowe’s Companies, Inc.	5,700	490,485
RH (n)	700	70,329
Ross Stores, Inc.	3,600	313,092
The Home Depot, Inc.	4,100	765,511
The TJX Companies, Inc.	8,400	401,604
Ulta Beauty, Inc. (n)	200	35,140
		2,589,257
Technology Hardware, Storage
& Peripherals — 7.7%
Apple, Inc.	14,100	3,585,489
Seagate Technology PLC	600	29,280
Stratasys Ltd. (n)	900	14,355
Western Digital Corp.	1,400	58,268
		3,687,392
Textiles, Apparel & Luxury Goods — 0.7%
Deckers Outdoor Corp. (n)	200	26,800
Lululemon Athletica, Inc. (n)	800	151,640
NIKE, Inc., Class B	1,900	157,206
		335,646

The accompanying notes are an integral part of these financial statements.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.1% (Continued)

Trading Companies & Distributors — 0.6%
Fastenal Company	9,600	$300,000
TOTAL COMMON STOCKS
(cost $39,357,694)		46,673,670

RIGHTS — 0.0%

Biotechnology — 0.0%
Achillion Pharmaceuticals, Inc. (f) (n)	3,000	0

Pharmaceuticals — 0.0%
Bristol-Myers Squibb Company (n)	1,600	6,080
TOTAL RIGHTS
(cost $3,408)		6,080

MONEY MARKET FUND — 1.6%
First American Government Obligations
Fund, Class X, 0.43% (y)	752,403	752,403
TOTAL MONEY MARKET FUND
(cost $752,403)		752,403
TOTAL INVESTMENTS — 98.7%
(cost $40,113,505)		47,432,153
Other assets and liabilities, net — 1.3%		639,865
TOTAL NET ASSETS — 100.0%		$48,072,018

Percentages for the various classifications are based on net assets.
(f) –
Security valued at fair value as determined by the investment adviser under the supervision of the Board of Directors.  Value determined using significant unobservable inputs.  See Note (1) (a) in the Notes to Financial Statements.

(n) – Non-income producing security.
(y) – Rate shown in the 7-day effective yield as of March 31, 2020.
ADR – American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Reynolds Blue Chip Growth Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2020 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $1,059)	$266,461
Interest	11,247
Total investment income	277,708
EXPENSES:
Management fees (See Note 2)	293,975
Transfer agent fees and expenses	46,366
Distribution and service fees	41,596
Administration fees and expenses	35,322
Insurance expense	31,177
Professional fees and expenses	30,667
Accounting fees and expenses	25,731
Custodian fees and expenses	21,874
Shareholder servicing fees	20,578
Registration fees	15,699
Board of Directors fees	14,013
Chief Compliance Officer fees	12,762
Printing and postage expenses	9,083
Other expenses	8,885
Total expenses	607,728
Less expenses reimbursed by the investment adviser (See Note 2)	(19,778)
Net expenses	587,950
NET INVESTMENT LOSS	(310,242)
NET REALIZED GAIN ON INVESTMENTS	4,011,329
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS	(6,824,670)
NET LOSS ON INVESTMENTS	(2,813,341)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,123,583)

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended March 31, 2020 (Unaudited) and For the Year Ended September 30, 2019

	2020	2019
OPERATIONS:
Net investment loss	$(310,242)	$(745,705)
Net realized gain on investments	4,011,329	2,519,333
Net change in unrealized appreciation/depreciation on investments	(6,824,670)	(8,873,882)
Net decrease in net assets resulting from operations	(3,123,583)	(7,100,254)
DISTRIBUTIONS TO SHAREHOLDERS	(2,758,294)	(10,525,703)
FUND SHARE ACTIVITIES:
Proceeds from shares issued (11,892 and 26,945 shares, respectively)	589,533	1,480,746
Net asset value of shares issued in distributions reinvested (50,374 and 231,149 shares, respectively)	2,685,932	10,193,707
Cost of shares redeemed (144,575 and 286,693 shares, respectively)	(7,501,510)	(15,062,624)
Net decrease in net assets derived from Fund share activities	(4,226,045)	(3,388,171)
TOTAL DECREASE IN NET ASSETS	(10,107,922)	(21,014,128)
NET ASSETS AT THE BEGINNING OF THE PERIOD	58,179,940	79,194,068
NET ASSETS AT THE END OF THE PERIOD	$48,072,018	$58,179,940

The accompanying notes are an integral part of these financial statements.

Reynolds Blue Chip Growth Fund
FINANCIAL HIGHLIGHTS
(Selected data for each share of the Fund outstanding throughout the period)

	For the Six
	Months Ended
	March 31, 2020	Year Ended September 30,
	(Unaudited)	2019	2018	2017	2016	2015
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$51.48	$68.35	$57.33	$53.65	$56.84	$75.86
Income from investment operations:
Net investment loss(1))	(0.28)	(0.61)	(0.84)	(0.46)	(0.49)	(0.49)
Net realized and unrealized gains (losses) on investments	(2.81)	(6.83)	16.46	8.57	0.94	0.40
Total from investment operations	(3.09)	(7.44)	15.62	8.11	0.45	(0.09)
Less distributions:
Distributions from net capital gains	(2.51)	(9.43)	(4.60)	(4.43)	(3.64)	(18.93)
Net asset value, end of period	$45.88	$51.48	$68.35	$57.33	$53.65	$56.84
TOTAL RETURN	-6.68%	-8.58%	28.88%	16.44%	0.48%	1.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$48,072	$58,180	$79,194	$69,494	$80,461	$114,340
Ratio of expenses to average net assets, net of reimbursement	2.00%	2.00%	1.96%	1.97%	1.86%	1.71%
Ratio of expenses to average net assets, before reimbursement	2.07%	2.02%	1.96%	1.97%	1.86%	1.71%
Ratio of net investment loss to average net assets	(1.06%)	(1.16%)	(1.36%)	(0.87%)	(0.90%)	(0.77%)
Portfolio turnover rate	114%	464%	476%	343%	491%	272%

(1)	Amount calculated based on average shares outstanding through the period.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

(1)	Summary of Significant Accounting Policies —

The following is a summary of significant accounting policies of the Reynolds Funds, Inc. (the “Company”), which is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”), as amended. The Company consists of the Fund. The Company was incorporated under the laws of Maryland on April 28, 1988.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The investment objective of the Fund is to produce long-term growth of capital by investing in a diversified portfolio of common stocks issued by well-established growth companies commonly referred to as “blue chip” companies, as defined in the prospectus.

(a) The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Each security, excluding short-term investments and closed-end funds, is valued at the last sale price reported by the principal security exchange on which the issue is traded (other than The Nasdaq OMX Group, Inc., referred to as “Nasdaq”), or if no sale is reported, the latest bid price. Securities which are traded on Nasdaq (including closed-end funds) under one of its three listing tiers, Nasdaq Global Market, Nasdaq Global Select Market and Nasdaq Capital Market, are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price. Short-term investments with maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless

Reynolds Blue Chip Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2020 (Unaudited)

(1)	Summary of Significant Accounting Policies — (Continued)

of the impact of fluctuating rates on the fair value of the instrument. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer. Money market funds are valued at their net asset value per share. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. The fair value of a security is the amount which the Fund might receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.

Under accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1—	Valuations based on unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access.

Level 2—	Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3—	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of March 31, 2020, based on the inputs used to value them:

Valuation Inputs		Investments in Securities
Level 1—	Common Stocks*	$46,673,670
	Rights	6,080
	Money Market Fund	752,403
	Total Level 1	47,432,153
Level 2—	None	—
Level 3—	Rights	0
Total		$47,432,153

* Please refer to the Schedule of Investments to view common stocks segregated by industry type.

(b)  Investment transactions are accounted for on a trade date basis for financial reporting purposes. Net realized gains and losses on sales of securities are computed on the highest amortized cost basis.

(c)  The Fund records dividend income on the ex-dividend date and interest income on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

Reynolds Blue Chip Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2020 (Unaudited)

(1)	Summary of Significant Accounting Policies — (Continued)

(d)  GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The primary reason for this adjustment is because of equalization, net operating losses, and partnership expenses. For the year ended September 30, 2019, the following table shows the reclassifications made:

Capital Stock	Distributable Earnings
$357,501	$(357,501)

(e)  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(f)  No provision has been made for Federal income taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment company taxable income and net capital gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

(g)  The Fund has reviewed all open tax years and major jurisdictions, which include Federal and the state of Maryland, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of and for the year ended September 30, 2019. Open tax years are those that are open for exam by taxing authorities and, as of March 31, 2020, open Federal tax years include the tax years ended September 30, 2016 through 2019. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Fund’s Statement of Operations. During the six months ended March 31, 2020, the Fund did not incur any interest or penalties. The Fund has no examinations in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)  The Fund’s cash is held in accounts with balances which may exceed the amount of related federal insurance.  The Fund has not experienced any loss in such accounts and believes it is not exposed to significant credit risk.

(2)	Investment Advisory Agreement and Transactions With Related Parties —

The Fund has an investment advisory agreement (the “advisory agreement”) with the Adviser, to serve as investment adviser. The sole owner of the Adviser is Mr. Frederick L. Reynolds. Mr. Reynolds is also an officer and interested director of the Fund. Under the terms of the agreement, the Fund will pay the Adviser a monthly management fee at the annual rate of 1.00% of the daily net assets.

The agreement further stipulates that the Adviser will reimburse the Fund for all expenses exceeding 2.00% of its daily average net assets (excluding interest, taxes, brokerage commissions and extraordinary items). The Fund is not obligated to reimburse the Adviser for any expenses reimbursed in previous fiscal years. The Adviser reimbursed expenses of $19,778 for the six months ended March 31, 2020.

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund may incur certain costs which may not exceed a maximum amount equal to 0.25% per annum of the Fund’s average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution expenses incurred in the current year, and may be less than the maximum amount allowed by the Plan.

Under the Fund’s organizational documents, each director, officer, employee or other agent of the Fund (including the Fund’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts

Reynolds Blue Chip Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2020 (Unaudited)

(2)	Investment Advisory Agreement and Transactions With Related Parties — (Continued)

that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

(3)	Distributions to Shareholders —

Net investment income and net realized gains, if any, for the Fund are distributed to shareholders at least annually and are recorded on the ex-dividend date. Please see Note 5 for more information.

(4)	Investment Transactions —

For the six months ended March 31, 2020, purchases and proceeds of sales of investment securities (excluding short-term securities) were $64,132,795 and $69,092,916, respectively.  There were no purchases or sales of U.S. Government securities.

(5)	Income Tax Information —

The following information for the Fund is presented on an income tax basis as of September 30, 2019:

Tax cost of investments	$46,356,263
Gross tax unrealized appreciation	$14,504,336
Gross tax unrealized depreciation	(2,363,815)
Net unrealized appreciation	12,140,521
Distributable ordinary income	—
Distributable long-term capital gains	2,758,287
Other accumulated loss	(673,318)
Total distributable earnings	$14,225,490

The difference between the cost amount for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax components of dividends paid during the six months ended March 31, 2020 and the year ended September 30, 2019:

Six Months Ended March 31, 2020		Year Ended September 30, 2019
Ordinary Income	Long-Term Capital	Ordinary Income	Long-Term Capital
Distributions	Gains Distributions	Distributions	Gains Distributions
$ —	$2,758,294	$4,352,259	$6,173,444

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended September 30, 2019.

As of September 30, 2019, the Fund had a late year loss of $673,318 and did not have a post-October capital loss or a capital loss carryforward.

(6)	Subsequent Events —

The recent global outbreak of coronavirus disease 2019 (“COVID-19”) has disrupted global economic markets and adversely affected individual companies and investment products.  The prolonged economic impact of COVID-19 is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund's investments. Management has evaluated events and transactions after March 31, 2020 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

Reynolds Blue Chip Growth Fund
ADVISORY AGREEMENT
(Unaudited)

On November 20, 2019, the Board of Directors of the Company (the “Directors”) approved the continuation of the advisory agreement for the Fund with the Adviser. As part of the process of approving the continuation of the advisory agreement, the Directors reviewed the fiduciary duties of the Directors with respect to approving the advisory agreement and the relevant factors for the Directors to consider, and the members of the Board of Directors who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940) of the Fund (the “Independent Directors”) met in executive session to discuss the approval of the advisory agreement.

In advance of the meetings, the Adviser sent detailed information to the Directors to assist them in their evaluation of the investment advisory agreement. This information included, but was not limited to, a memorandum from Fund counsel that summarized the legal standards applicable to the Directors’ consideration of the advisory agreement; detailed comparative information relating to the Fund’s management fees and other expenses of the Fund; information regarding fees paid and other payments; information on the Adviser’s profitability; information about brokerage commissions; detailed comparative information relating to the Fund’s performance; information about sales and redemptions of the Fund; information about the Fund’s compliance program; and other information the Directors believed was useful in evaluating the approval of the advisory agreement.

All of the factors discussed by the Directors were considered as a whole, and were considered separately by the Independent Directors, meeting in executive session. The factors were viewed in their totality by the Directors, with no single factor being the principal or determinative factor in the Directors’ determination of whether to approve the continuation of the advisory agreement. The Directors recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Directors and the Adviser, that certain aspects of such arrangements may receive greater scrutiny in some years than in others and that the Directors’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the investment advisory agreement, the Directors and the Independent Directors in executive session considered, among other items:

•	The nature and quality of the investment advisory services provided by the Adviser.

•	A comparison of the fees and expenses of the Fund to other similar funds.

•	A comparison of the fee structures of other accounts managed by the Adviser.

•	Whether economies of scale are recognized by the Fund.

•	The costs and profitability of the Fund to the Adviser.

•	The performance of the Fund.

•	The other benefits to the Adviser from serving as investment adviser to the Fund (in addition to the advisory fee).

The material considerations and determinations of the Directors, including all of the Independent Directors, are as follows:

Nature and Quality of Investment Advisory Services

The Directors noted that the Adviser supervises the investment portfolio of the Fund, directing the day-to-day management of the Fund’s portfolio, including the purchase and sale of investment securities.  The Directors then discussed with management the nature of the investment process employed by the Adviser and the resources required to implement the process.

Management noted that in employing its strategy, the Adviser conducts research on target companies and engages in ongoing oversight over the portfolio to address developments in the market.  The Directors then discussed staffing at the Adviser, and concluded that the Adviser is sufficiently staffed to meet the investment objectives of the Fund.

Reynolds Blue Chip Growth Fund
ADVISORY AGREEMENT (Continued)
(Unaudited)

The Directors also considered the background and experience of Mr. Reynolds and expertise of, and the amount of attention given to the Fund by, Mr. Reynolds.  In addition, the Directors considered the quality of the material service providers to the Fund, who provide administrative and distribution services on behalf of the Fund and are overseen by the Adviser, and the overall reputation and capabilities of the Adviser.  Based on this review, the Directors believe that the Adviser provides high quality services to the Fund, and they noted that their overall confidence in the Adviser is high.  The Directors also concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser, and that the nature and extent of the services provided by the Adviser are appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules and regulations.

Comparative Fees and Expenses

The Directors then discussed with management the variables, in addition to the management fees, such as administrative and transaction fees, that impact costs to the shareholders of the Fund.  Management reviewed with the Directors the comparison of the Fund’s expense ratios to other similar funds.  As part of the discussion with management, the Directors ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the material presented at the meeting.  The Directors concluded that the Fund’s fee structure is comparable to the Morningstar categories, and is reasonable.

Comparison of Fee Structures of Other Accounts

The Directors then inquired of management regarding the distinction between the services performed by the Adviser for institutional separate accounts and those performed by the Adviser for the Fund.  The Adviser noted that the management of the Fund involves more comprehensive and substantive duties than the management of institutional separate accounts.  Specifically, the Adviser noted the following:

•	The Adviser provides tailored investment advisory services to the Fund in order to accommodate the cash flow volatility presented by the purchases and redemptions of shareholders.

•
With regard to the Fund, the Adviser attempts to serve the needs of thousands of accounts, ranging from direct accounts holding a few thousand dollars to the large omnibus accounts of intermediaries who in turn service thousands of large and small accounts.

•	The Adviser maintains a robust shareholder communication effort for the Fund to reach shareholders through direct contact, through intermediaries, or via the financial press.

•	The Adviser coordinates with the Fund’s Chief Compliance Officer and other service providers to insure compliance with regulatory regimens imposed by Federal law and the Internal Revenue Code.

•	The Adviser faces substantially greater litigation risk than other accounts the Adviser manages due in part to the large number of retail shareholders.

•	Separate accounts do not require the same level of services and oversight, nor do they present the same compliance or litigation risk.

The Directors concluded that the services performed by the Adviser for the Fund require a higher level of service and oversight than the services performed by the Adviser for institutional separate accounts, and that the services performed by the Adviser for the Fund present a higher level of compliance and litigation risk to the Adviser.  Based on this determination, the Directors believe that any differential in advisory fees between the Fund and the institutional separate accounts is reasonable, and concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients is reasonable.

In addition to the above, the Directors discussed with management the fact that increasingly investors in the Fund invest through brokerage platforms (intermediaries), with fewer investors going directly to the Fund’s transfer agent.  The Directors noted that in connection with the intermediaries, the Adviser absorbs a portion of the fees paid by the Fund for services performed by the intermediaries.  As result, the cost of obtaining, retaining and servicing shareholders for the Fund is significantly higher than the costs for separately managed accounts.  The Directors concluded that the payment of the intermediary service fees by the Adviser further justify any differential in advisory fees between the Fund and the institutional separate account.

Reynolds Blue Chip Growth Fund
ADVISORY AGREEMENT (Continued)
(Unaudited)

Economies of Scale

The Directors then discussed with management whether economies of scale are recognized by the Fund.  They noted that as Fund assets grow, certain fixed costs are spread over the larger asset base, which may lead to some economies of scale.  On the other hand, the Directors noted that many of the Fund’s expenses are subject to diseconomies of scale.  For example, the intermediary service fees generally increase as the Fund’s assets grow.

The Directors concluded that given the size of the Fund, investment advisory fee breakpoints were not warranted at this time, as the Fund was not recognizing economies of scale.

Costs and Profitability

The Directors discussed the Adviser’s profitability, as presented by Mr. Reynolds, and the impact of the intermediary service fees on the profitability.  They also considered the resources and revenues that the Adviser has put into managing and distributing the Fund, and concluded that the level of profitability realized by the Adviser from its provision of services to the Fund is reasonable.

Performance

Mr. Reynolds discussed the performance of the Fund for different time periods compared both to various benchmark indices.  The Directors noted that at each quarterly meeting, the Directors review reports comparing the investment performance of the Fund to various indices.  Based on the information provided at this meeting and the information and quarterly discussions regarding the Fund’s investment performance, the Directors believe that the Adviser manages the Fund in a manner that is materially consistent with their stated investment objective and style.  The Directors concluded that the Fund’s investment performance has generally been good and had confidence in the management of the Fund.

Fall-Out Benefits

The Directors then considered other benefits to the Adviser from serving as adviser to the Fund (in addition to the advisory fee).  The Directors noted that the Adviser may derive ancillary benefits from its association with the Fund in the form of proprietary and third party research products and services received from broker dealers that execute portfolio trades for the Fund.  The Directors determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process.  The Directors concluded that the other benefits realized by the Adviser from its relationship with the Fund were reasonable.

Conclusion

After reviewing the material presented at the meeting, management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Adviser, the performance of the Fund, expense information, regulatory compliance issues, trading information and related matters and other factors deemed relevant by the Board, the Directors, including all of the Independent Directors, approved the continuation of the advisory agreement.

Reynolds Blue Chip Growth Fund
PRIVACY POLICY
(Unaudited)

We collect the following nonpublic personal information about you:

•	Information we receive from you on or in applications or other forms, correspondence or conversations.

•	Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our current or former shareholders to anyone, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary may govern how your nonpublic personal information would be shared with nonaffiliated third parties.

HOUSEHOLDING
(Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-773-9665 to request individual copies of these documents.  Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

QUALIFIED DIVIDEND INCOME/DIVIDEND RECEIVED DEDUCTION
(Unaudited)

The Fund designated 7.19% of dividends declared and paid during the year ended September 30, 2019 from net investment income as qualified dividend income under the Jobs Growth and Tax Relief Reconciliation Act of 2003.

Corporate shareholders may be eligible for a dividend received deduction for certain ordinary income distributions paid by the Fund.  The Fund designated 7.17% of dividends declared and paid during the year ended September 30, 2019 from net investment income as qualifying for the dividends received deduction.  The deduction is a pass through of dividends paid by domestic corporations (i.e. only equities) subject to taxation.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the Fund was 100%.

REYNOLDS BLUE CHIP GROWTH FUND
c/o U.S. BANK GLOBAL FUND SERVICES
615 East Michigan Street
Milwaukee, Wisconsin 53202
www.reynoldsfunds.com

Board of Directors
THOMAS F. GILBERTSON
FREDERICK L. REYNOLDS
ROBERT E. STAUDER

Investment Adviser
REYNOLDS CAPITAL MANAGEMENT, LLC
125 East Harmon Avenue #102
Las Vegas, Nevada 89109

Transfer Agent,
Dividend Disbursing Agent,
Administrator and Accountant
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-800-773-9665
or 1-800-7REYNOLDS

Custodian
U.S. BANK, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm
COHEN & COMPANY, LTD.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
FOLEY & LARDNER LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Distributor
RAFFERTY CAPITAL MARKETS, LLC
1010 Franklin Avenue
Garden City, New York 11530

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Reynolds Funds, Inc.

By (Signature and Title)      /s/Frederick L. Reynolds
Frederick L. Reynolds, President/Principal Executive Officer and
Treasurer/Principal Financial Officer

Date    June 1, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Frederick L. Reynolds
Frederick L. Reynolds, President/Principal Executive Officer and
Treasurer/Principal Financial Officer

Date    June 1, 2020